Trade Payables and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Trade Payables and Other Current Liabilities
2.5.15 Trade payables and other current liabilities

(€‘000)	As at June 30, 2022	As at December 31, 2021
Total Trade payables	6 008	6 611
Other current liabilities
Social security	262	332
Payroll accruals	2 107	1 798
Onerous contracts - current liabilities	256	388
Other current grant liabilities	879	1 096
Others	392	2 338

Total Other current liabilities	3 896	5 952

Total Trade payables and other current liabilities	9 904	12 563

Trade payables
The decrease in trade payables for €0.6 million mainly relates to monthly effect in the timing of the expenses associated to preclinical and clinical activities and the related payments.
Other current liabilities
As of June 30, 2022, the increase in social security and payroll accruals by €0.2 million compared to December 31, 2021 related to timing differences on these accruals
,

emplo
yee
turnover and management changes in 2022.
As of December 31, 2020, the Group recorded a provision for onerous contracts in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01.
As of June 30, 2022, the remaining provision recorded to cover for contractual obligations through 2022 reaches an amount of €0.3 million.
The other current liabilities attached to grants is mainly explained by the excess of cash proceeds compared to the eligible expenses subsidized by the convention numbered 8087
(CYAD-01
– DEPLETHINK), 8436
(CYAD-211
Immunicy) and 8516 (new engagers) recognized in 2022 for €0.9 million. The decrease compared to year-end
2021 is mainly related to the convention 8436 due to eligible expenses subsidized by the convention recognized in 2022.
Other current liabilities decrease of €1.9 million mainly explained by reimbursement of the R&D tax credit related to an assessment resulting from an audit of fiscal years 2013, 2014 and 2015 which was required through the first quarter of 2022
.